TRADE ACCOUNTS RECEIVABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade accounts receivables
Services and goods	R$ 10,435,637	R$ 9,951,918
Interconnection amounts	824,960	698,361
Vivo Money FIDC	158,259	25,071
Amounts from related parties (Note 29)	67,669	67,137
Trade accounts receivable	9,090,143	8,571,151
Current	8,691,114	8,100,269
Non-current	399,029	470,882
Unbilled amounts	2,339,241	2,304,402
Gross carrying amount
Trade accounts receivables
Trade accounts receivable	11,486,525	10,742,487
Estimated losses from impairment or obsolescence
Trade accounts receivables
Trade accounts receivable	R$ (2,396,382)	R$ (2,171,336)